Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM GROWTH SERIES (INVESCO GROWTH SERIES)
Prospectus Date	rr_ProspectusDate	May 25, 2019
Class A, C, R and Y | Invesco Oppenheimer Portfolio Series: Conservative Investor Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI). Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the Example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 28, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the predecessor fund’s (defined below) portfolio turnover rate was 45% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	“Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the contractual period above and the Total Annual Fund Operating Expenses thereafter.

		Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a special type of mutual fund known as a “fund of funds” because it invests primarily in open-end funds (commonly referred to as “mutual funds”), closed-end funds, and exchange-traded funds (ETFs) managed by Invesco and/or its affiliates (collectively, the “Underlying Funds”) in order to obtain exposure to various asset classes, investment strategies and types of securities.

The Fund generally categorizes each Underlying Fund as an equity, fixed-income, or alternative fund based on its investment profile. The Fund typically allocates its assets among Underlying Funds, and within a predetermined percentage range for its assets in equity funds, as determined by the Adviser in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds. Under normal market conditions, the Adviser selects Underlying Funds based on its determination that they could provide total return for the Fund.

The Fund generally invests between 15% and 30% of its assets in equity funds. Such funds invest in equity securities of domestic and foreign companies, including small, medium and large market capitalization companies, and growth and value stocks. Equity securities include common stock, preferred stock, rights and warrants, and securities convertible into common stock. Foreign equities are securities of issuers outside of the United States, including issuers in emerging or developing markets. Underlying Funds investing primarily in real estate securities, listed infrastructure securities, and master limited partnerships (MLPs) will be deemed to be “equity funds” for purposes of the Fund’s allocation strategy.

The Fund generally invests the remainder of its assets in a flexible combination of fixed-income and alternative funds. Fixed-income funds generally invest in fixed income instruments such as investment-grade debt securities, below-investment-grade high yield securities (or “junk” bonds), government and government-sponsored securities, corporate bonds, securitized products, and inflation-protected debt securities. Alternative funds generally offer unique combinations of traditional equity securities and fixed-income securities or use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities. The Fund is not required to invest its assets in any specified percentages of fixed-income or alternative funds. The Fund does not limit its investment in Underlying Funds that invest primarily in foreign securities.

The Fund’s investment in Underlying Funds is subject to any limitations imposed by the Investment Company Act of 1940 or any exemptive relief therefrom.

The Fund may temporarily exceed its percentage range for its assets in equity funds for short periods and may alter the percentage range when it deems appropriate. The Adviser will monitor the markets and allocate assets among the Underlying Funds based on changing market or economic conditions and investment opportunities. The Adviser monitors the Underlying Fund selections and periodically rebalances the Fund’s investments to bring them back within their asset allocation target ranges. In response to changing market or economic conditions, the investment adviser may change any or all of the Underlying Funds managed by Invesco and/or its affiliates, including using funds that may be created in the future, or change the Fund’s asset allocation target ranges at any time, in each case without prior approval from or notice to shareholders.

The Fund may use derivatives to hedge its cash position and manage the duration exposure of the Fund’s portfolio, including but not limited to futures, total return swaps, and forward contracts. The Fund may also use other types of derivatives that are consistent with its investment objective and investment strategies.

		The Fund may hold a portion of its assets in cash, money market securities or other similar, liquid investments, including in shares of money market mutual funds in the Invesco Oppenheimer family of funds. This may also include shares of funds that provide exposure to inflation protected debt securities and short-term investment grade debt securities. This will also generally occur at times when there is an inability to immediately invest funds received from purchases of Fund shares or from redemptions of other investments or to maintain liquidity.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The principal risks of investing in the underlying funds, and therefore the Fund, are:

Risks of Investing in the Underlying Funds. Each of the Underlying Funds has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, it will have greater exposure to the risks of that Underlying Fund. There is no guarantee that the Fund or any Underlying Fund will achieve its investment objective. The Underlying Funds will each pursue their investment objectives and policies without the approval of the Fund. If an Underlying Fund were to change its investment objective or policies, the Fund may be forced to sell its shares of that Underlying Fund at a disadvantageous time.

Allocation Risk. The Fund’s ability to achieve its investment objective depends largely upon selecting the best mix of Underlying Funds. There is the risk that portfolio manager evaluations and assumptions regarding the Underlying Funds’ prospects may be incorrect in view of actual market conditions.

Risks of Investing in Debt Securities. Debt securities may be subject to interest rate risk, duration risk, credit risk, credit spread risk, extension risk, reinvestment risk, prepayment risk and event risk. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and therefore, those debt securities may be worth less than the amount the Underlying Fund paid for them or valued them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Underlying Fund’s income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer’s credit rating, for any reason, can also reduce the market value of the issuer’s securities. “Credit spread” is the difference in yield between securities that is due to differences in their credit quality. There is a risk that credit spreads may increase when the market expects lower-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Underlying Fund’s lower-rated and unrated securities. Some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Underlying Fund might have difficulty selling them promptly at an acceptable price. Extension risk is the risk that an increase in interest rates could cause prepayments on a debt security to occur at a slower rate than expected. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security’s call date. Such a decision by the issuer could have the effect of lengthening the debt security’s expected maturity, making it more vulnerable to interest rate risk and reducing its market value. Reinvestment risk is the risk that when interest rates fall the Underlying Fund may be required to reinvest the proceeds from a security’s sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds. Prepayment risk is the risk that the issuer may redeem the security prior to the expected maturity or that borrowers may repay the loans that underlie these securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to the expected maturity. The Underlying Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Event risk is the risk that an issuer could be subject to an event, such as a buyout or debt restructuring, that interferes with its ability to make timely interest and principal payments and cause the value of its debt securities to fall.

Fixed-Income Market Risks. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, the Underlying Fund may not be able to readily sell bonds at the prices at which they are carried on the Underlying Fund’s books and could experience a loss. If the Underlying Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices, particularly for lower-rated and unrated securities. An unexpected increase in redemptions by the Underlying Fund shareholders (including requests from shareholders who may own a significant percentage of the Underlying Fund’s shares), which may be triggered by general market turmoil or an increase in interest rates, as well as other adverse market and economic developments, could cause the Underlying Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Underlying Fund’s share price and increase the Underlying Fund’s liquidity risk, Underlying Fund expenses and/or taxable distributions, if applicable. As of the date of this prospectus, interest rates in the U.S. are near historically low levels, increasing the exposure of bond investors to the risks associated with rising interest rates.

Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns may impact the market price or value of those debt securities and may cause increased volatility in those debt securities or debt securities markets. Under some circumstances, those concerns may cause reduced liquidity in certain debt securities markets, reducing the willingness of some lenders to extend credit, and making it more difficult for borrowers to obtain financing on attractive terms (or at all). A lack of liquidity or other adverse credit market conditions may hamper the Underlying Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

Risks of Below-Investment-Grade Securities. As compared to investment-grade debt securities, below-investment-grade debt securities (also referred to as “junk” bonds), whether rated or unrated, may be subject to greater price fluctuations and increased credit risk, as the issuer might not be able to pay interest and principal when due, especially during times of weakening economic conditions or rising interest rates. Credit rating downgrades of a single issuer or related similar issuers whose securities the Fund holds in significant amounts could substantially and unexpectedly increase the Fund’s exposure to below-investment-grade securities and the risks associated with them, especially liquidity and default risk. The market for below-investment-grade securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Risks of Inflation-Protected Debt Securities. Inflation-indexed bonds, including Treasury Inflation-Protected Securities (TIPS), are fixed income securities whose principal value is periodically adjusted according to an identified rate of inflation. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds with similar maturities. If inflation declines, the principal amount or the interest rate of an inflation-indexed bond will be adjusted downward. This will result in reduced income and may result in a decline in the bond’s price which could cause losses for the Fund or an Underlying Fund. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal or interest rate is adjusted for inflation. Inflation-indexed bonds normally will decline in price when real interest rates rise which could cause losses for the Fund.

Risks of Investing in Stocks. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual stocks generally do not all move in the same direction at the same time. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.

Risks of Other Equity Securities. Most convertible securities are subject to the risks and price fluctuations of the underlying stock. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Some convertible preferred stocks have a conversion or call feature that allows the issuer to redeem the stock before the conversion date, which could diminish the potential for capital appreciation on the investment. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. Preferred stock generally ranks behind debt securities in claims for dividends and assets of the issuer in a liquidation or bankruptcy. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than that of the underlying security. Rights are similar to warrants, but normally have a shorter duration. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Risks of Foreign Investing. Foreign securities are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. As a result, the value of the Fund’s net assets may change on days when you will not be able to purchase or redeem the Fund’s shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to only limited or no regulatory oversight.

Risks of Developing and Emerging Markets. Investments in developing and emerging markets are subject to all the risks associated with foreign investing, however, these risks may be magnified in developing and emerging markets. Developing or emerging market countries may have less well-developed securities markets and exchanges that may be substantially less liquid than those of more developed markets. Settlement procedures in developing or emerging markets may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or to dispose of portfolio securities in a timely manner. Securities prices in developing or emerging markets may be significantly more volatile than is the case in more developed nations of the world, and governments of developing or emerging market countries may also be more unstable than the governments of more developed countries. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Developing or emerging market countries also may be subject to social, political or economic instability. The value of developing or emerging market countries’ currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures, and practices such as share blocking. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in securities of issuers in developing or emerging market countries may be considered speculative.

Eurozone Investment Risks. Certain of the regions in which the Fund may invest, including the European Union (EU), currently experience significant financial difficulties. Following the global economic crisis that began in 2008, some of these countries have depended on, and may continue to be dependent on, the assistance from others such as the European Central Bank (ECB) or other governments or institutions, and failure to implement reforms as a condition of assistance could have a significant adverse effect on the value of investments in those and other European countries. In addition, countries that have adopted the euro are subject to fiscal and monetary controls that could limit the ability to implement their own economic policies, and could voluntarily abandon, or be forced out of, the euro. Such events could impact the market values of Eurozone and various other securities and currencies, cause redenomination of certain securities into less valuable local currencies, and create more volatile and illiquid markets. Additionally, the United Kingdom’s intended departure from the EU, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom.

Risks of Derivative Investments. Derivatives held by the Fund or an Underlying Fund may be volatile and may involve significant risks. The underlying security or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The Fund or an Underlying Fund may also lose money on a derivative instrument if the issuer or counterparty fails to pay the amount due. Certain derivative instruments may be illiquid, making it difficult to close out an unfavorable position. Derivative investments can increase portfolio turnover and transaction costs. As a result of these risks, the Fund or an Underlying Fund could realize little to no income or lose money from its investment, or a hedge might be unsuccessful. In addition, pursuant to rules implemented under financial reform legislation, certain over-the-counter derivatives are required to be executed on a regulated market and/or cleared through a clearinghouse. Entering into a derivative transaction with a clearinghouse may entail further risks and costs.

Risks of Alternative Asset Classes. Some of the Underlying Funds seek investments in asset classes that are expected to perform differently from primary equity and fixed-income investments. Those asset classes may be volatile or illiquid however, particularly during periods of market instability, and they may not provide the expected uncorrelated returns.

		Affiliated Portfolio Risk. In managing the Fund, the Adviser will have authority to select and substitute Underlying Funds. The Adviser may be subject to potential conflicts of interest in selecting Underlying Funds because the fees paid to each by some Underlying Funds for its advisory services are higher than the fees paid by other Underlying Funds. However, the Adviser monitors the investment process to seek to identify, address and resolve any potential issues.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Portfolio Series: Conservative Investor Fund (the predecessor fund) as the result of a reorganization consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the predecessor fund from year to year as of December 31. The performance table compares the predecessor fund’s performance to that of a broad measure of market performance and additional indices with characteristics relevant to the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section of the prospectus. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Class A, Class C, Class R and Class Y returns shown for periods ending on or prior to May 24, 2019 are those of the Class A, Class C, Class R and Class Y shares of the predecessor fund. Class A, Class C, Class R and Class Y shares of the predecessor fund were reorganized into Class A, Class C, Class R and Class Y shares, respectively, of the Fund after the close of business on May 24, 2019. Class A, Class C, Class R and Class Y shares’ returns of the Fund will be different from the returns of the predecessor fund as they have different expenses. Performance for Class A shares has been restated to reflect the Fund’s applicable sales charge.

		Updated performance information is available on the Fund’s website at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund.<br/><br/>The bar chart shows changes in the performance of the predecessor fund from year to year as of December 31. The performance table compares the predecessor fund’s performance to that of a broad measure of market performance and additional indices with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Class A shares year-to-date (ended March 31, 2019): 5.69% Best Quarter (ended June 30, 2009): 10.65% Worst Quarter (ended March 31, 2009): -7.68%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2018)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A shares has been restated to reflect the Fund’s applicable sales charge.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund has changed its benchmarks from the S&P 500 Index and the Bloomberg Barclays U.S. Aggregate Bond Index to the MSCI All Country World Index and the Bloomberg Barclays Global Aggregate Bond Index, Hedged, respectively. The Fund believes the new benchmarks are a more appropriate measure of the Fund’s performance.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Class A, C, R and Y | Invesco Oppenheimer Portfolio Series: Conservative Investor Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.10%	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.95%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
1 Year	rr_ExpenseExampleYear01	$ 642
3 Years	rr_ExpenseExampleYear03	846
5 Years	rr_ExpenseExampleYear05	1,079
10 Years	rr_ExpenseExampleYear10	1,744
1 Year	rr_ExpenseExampleNoRedemptionYear01	642
3 Years	rr_ExpenseExampleNoRedemptionYear03	846
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,079
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,744
2009	rr_AnnualReturn2009	15.79%
2010	rr_AnnualReturn2010	11.16%
2011	rr_AnnualReturn2011	1.13%
2012	rr_AnnualReturn2012	8.93%
2013	rr_AnnualReturn2013	5.83%
2014	rr_AnnualReturn2014	4.48%
2015	rr_AnnualReturn2015	(1.66%)
2016	rr_AnnualReturn2016	4.77%
2017	rr_AnnualReturn2017	9.17%
2018	rr_AnnualReturn2018	(3.50%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Class A shares year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.68%)
1 Year	rr_AverageAnnualReturnYear01	(8.77%)
5 Years	rr_AverageAnnualReturnYear05	1.40%
10 Years	rr_AverageAnnualReturnYear10	4.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 05, 2005
Class A, C, R and Y | Invesco Oppenheimer Portfolio Series: Conservative Investor Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.10%	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.70%
1 Year	rr_ExpenseExampleYear01	$ 273
3 Years	rr_ExpenseExampleYear03	546
5 Years	rr_ExpenseExampleYear05	956
10 Years	rr_ExpenseExampleYear10	2,099
1 Year	rr_ExpenseExampleNoRedemptionYear01	173
3 Years	rr_ExpenseExampleNoRedemptionYear03	546
5 Years	rr_ExpenseExampleNoRedemptionYear05	956
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,099
1 Year	rr_AverageAnnualReturnYear01	(5.25%)
5 Years	rr_AverageAnnualReturnYear05	1.78%
10 Years	rr_AverageAnnualReturnYear10	4.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 05, 2005
Class A, C, R and Y | Invesco Oppenheimer Portfolio Series: Conservative Investor Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.10%	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.20%
1 Year	rr_ExpenseExampleYear01	$ 122
3 Years	rr_ExpenseExampleYear03	392
5 Years	rr_ExpenseExampleYear05	693
10 Years	rr_ExpenseExampleYear10	1,550
1 Year	rr_ExpenseExampleNoRedemptionYear01	122
3 Years	rr_ExpenseExampleNoRedemptionYear03	392
5 Years	rr_ExpenseExampleNoRedemptionYear05	693
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,550
1 Year	rr_AverageAnnualReturnYear01	(3.73%)
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	5.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 05, 2005
Class A, C, R and Y | Invesco Oppenheimer Portfolio Series: Conservative Investor Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.10%	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
1 Year	rr_ExpenseExampleYear01	$ 72
3 Years	rr_ExpenseExampleYear03	235
5 Years	rr_ExpenseExampleYear05	424
10 Years	rr_ExpenseExampleYear10	971
1 Year	rr_ExpenseExampleNoRedemptionYear01	72
3 Years	rr_ExpenseExampleNoRedemptionYear03	235
5 Years	rr_ExpenseExampleNoRedemptionYear05	424
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 971
1 Year	rr_AverageAnnualReturnYear01	(3.30%)
5 Years	rr_AverageAnnualReturnYear05	2.79%
10 Years	rr_AverageAnnualReturnYear10	5.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 05, 2005
Class A, C, R and Y | Invesco Oppenheimer Portfolio Series: Conservative Investor Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.61%)
5 Years	rr_AverageAnnualReturnYear05	0.49%
10 Years	rr_AverageAnnualReturnYear10	4.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 05, 2005
Class A, C, R and Y | Invesco Oppenheimer Portfolio Series: Conservative Investor Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.19%)
5 Years	rr_AverageAnnualReturnYear05	0.66%
10 Years	rr_AverageAnnualReturnYear10	3.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 05, 2005
Class A, C, R and Y | Invesco Oppenheimer Portfolio Series: Conservative Investor Fund | Bloomberg Barclays Global Aggregate Bond Index, Hedged (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.76%	[4]
5 Years	rr_AverageAnnualReturnYear05	3.44%	[4]
10 Years	rr_AverageAnnualReturnYear10	3.78%	[4]
Class A, C, R and Y | Invesco Oppenheimer Portfolio Series: Conservative Investor Fund | MSCI All Country World Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.41%)	[4]
5 Years	rr_AverageAnnualReturnYear05	4.26%	[4]
10 Years	rr_AverageAnnualReturnYear10	9.46%	[4]
Class A, C, R and Y | Invesco Oppenheimer Portfolio Series: Conservative Investor Fund | Custom Invesco Oppenheimer Portfolio Series Conservative Investor Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.44%)
5 Years	rr_AverageAnnualReturnYear05	3.72%
10 Years	rr_AverageAnnualReturnYear10	5.09%
Class A, C, R and Y | Invesco Oppenheimer Portfolio Series: Conservative Investor Fund | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.01%	[4]
5 Years	rr_AverageAnnualReturnYear05	2.52%	[4]
10 Years	rr_AverageAnnualReturnYear10	3.48%	[4]
Class A, C, R and Y | Invesco Oppenheimer Portfolio Series: Conservative Investor Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.38%)	[4]
5 Years	rr_AverageAnnualReturnYear05	8.49%	[4]
10 Years	rr_AverageAnnualReturnYear10	13.12%	[4]

[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
[2]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[3]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of Class A, Class C, Class R and Class Y shares to 0.50%, 1.25%, 0.75% and 0.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). In addition, Invesco has contractually agreed to waive fees and/or reimburse certain Fund expenses at an annual rate 0.10%, as calculated on the daily net assets of the Fund through at least May 28, 2021. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser is not required to waive or reimburse Fund expenses in excess of the amount of indirect management fees earned from investments in the Underlying Funds.
[4]	The Fund has changed its benchmarks from the S&P 500 Index and the Bloomberg Barclays U.S. Aggregate Bond Index to the MSCI All Country World Index and the Bloomberg Barclays Global Aggregate Bond Index, Hedged, respectively. The Fund believes the new benchmarks are a more appropriate measure of the Fund’s performance.